1775 I Street, N.W.
Washington, DC 20006-2401
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

JANE A. KANTER

jane.kanter@dechert.com
+1 202 261 3302 Direct
+1 202 261 3002 Fax

October 27, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	Global X Funds
File Nos. 333-151713 and 811-22209
Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed for filing on behalf of Global X Funds (“Trust”) is Pre-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A (“Registration Statement”) under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), in electronic format. This filing is being made for the purposes of (i) filing certain required exhibits; and (ii) making certain other non-material changes to the Prospectus and Statement of Additional Information for the Global X FTSE Nordic 30 ETF, a series of the Trust.

Certain additional items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed on such date or dates as may be necessary until the Trust shall file a further amendment to the Registration Statement which specifically states that the Registration Statement shall thereafter become effective in accordance with section 8(a) of the 1933 Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3302.

Sincerely,

/s/ Jane A. Kanter

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